KINGSBARN TACTICAL BOND ETF

Schedule of Investments

August 31, 2025 (unaudited)

		Shares	Value
93.37%	EXCHANGE TRADED FUNDS
19.73%	CORPORATE BONDS
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$230,580

19.78%	MORTGAGE BACKED
	iShares MBS ETF	2,450	231,158

53.86%	TREASURY ETFS
	iShares 0-3 Month Treasury Bond ETF	2,266	228,277
	iShares 7-10 Year Treasury Bond ETF	2,356	226,529
	iShares TIPS Bond ETF	1,572	174,759
			629,565

93.37%	TOTAL EXCHANGE TRADED FUNDS		1,091,303
	(Cost: $1,091,386)

93.37%	TOTAL INVESTMENTS		1,091,303
	(Cost: $1,091,386)

6.63%	Other assets, net of liabilities		77,497
100.00%	NET ASSETS		$1,168,800

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
EXCHANGE TRADED FUNDS	$1,091,303	—	—	$1,091,303
TOTAL INVESTMENTS	$1,091,303	—	—	$1,091,303

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,091,386, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,009
Gross unrealized depreciation	(17,092)
Net unrealized appreciation	$(83)